Financial assets and liabilities at fair value	6 Months Ended
Jun. 30, 2020
Financial assets and liabilities at fair value
Financial assets and liabilities at fair value

Note 5. Financial assets and liabilities at fair value

	June 30, 2020
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	3,911	3,911	—
Treasuries/governments bonds	18,953	18,953	—
Other interest-bearing securities except loans	33,268	33,268	—
Loans in the form of interest-bearing securities	55,688	56,556	868
Loans to credit institutions	30,685	30,836	151
Loans to the public	182,126	189,745	7,619
Derivatives	7,622	7,622	—
Total financial assets	332,253	340,891	8,638

Borrowing from credit institutions	3,205	3,205	—
Borrowing from the public	10,000	10,000	—
Debt securities issued	291,288	291,450	162
Derivatives	24,619	24,619	—
Total financial liabilities	329,112	329,274	162

	December 31, 2019
			Surplus value (+)/
Skr mn	Book value	Fair value	Deficit value (–)
Cash and cash equivalents	1,362	1,362	—
Treasuries/governments bonds	8,344	8,344	—
Other interest-bearing securities except loans	53,906	53,906	—
Loans in the form of interest-bearing securities	43,627	45,054	1,427
Loans to credit institutions	27,010	27,133	123
Loans to the public	163,848	169,612	5,764
Derivatives	6,968	6,968	—
Total financial assets	305,065	312,379	7,314

Borrowing from credit institutions	3,678	3,678	—
Debt securities issued	269,339	271,549	2,210
Derivatives	20,056	20,056	—
Total financial liabilities	293,073	295,283	2,210

Determination of fair value

The determination of fair value is described in the annual financial statements included in SEK’s 2019 Annual Report on Form 20-F, see Note 1(h)(viii) Principles for determination of fair value of financial instruments and (ix) Determination of fair value of certain types of financial instruments. The current market situation in the light of the COVID-19 outbreak has not resulted in any changes in methodology for determination of fair value.

Financial assets in fair value hierarchy

	Financial assets at fair value through
	profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	12,489	6,464	—	18,953
Other interest-bearing securities except loans	19,298	13,970	—	33,268
Derivatives	—	6,490	1,132	7,622
Total, June 30, 2020	31,787	26,924	1,132	59,843

Total, December 31, 2019	34,450	32,283	2,485	69,218

Financial liabilities in fair value hierarchy

	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Debt securities issued	—	7,014	46,723	53,737
Derivatives	—	20,975	3,644	24,619
Total, June 30, 2020	—	27,989	50,367	78,356

Total, December 31, 2019	—	30,546	46,215	76,761

A transfer from level 1 to level 2 of Skr 25,031 million was made during the period January-March 2020. As the market for these instruments again is deemed to be active, they all were transferred back to level 1 during the period April-June 2020 (year-end 2019: transfer from level 2 to level 1 of Skr 21,461 million). Due to an increased element of subjective assessment of the input in the valuation, a transfer of Skr -10,649 million for debt securities issued was made from level 2 to level 3.  A transfer from level 3 to level 2 of Skr 6,483 million for debt securities issued and a  transfer from level 3 to level 2 of net Skr -1,265 million for derivatives was made since these instruments are not significantly affected by non-observable market data. The transfers to and from level 3 both include debt securities issued of Skr 6,391 million that were transferred from level 2 to level 3 during the period January-March 2020 and then back to level 2 during the period April-June 2020 when valuation of these instruments again could be performed using standard principles (year-end 2019: transfer from level 3 to level 2 of Skr 1,040 million for debt securities issued and transfer from level 3 to level 2 of net Skr -30 million for derivatives).

Financial assets and liabilities at fair value in Level 3, June 30, 2020

						Gains (+)	Gains (+)
						and losses	and losses
					Transfers	(–) through	(–) in Other
	January 1,		Settlements &	Transfers	from	profit	comprehensive	Exchange-rate	June 30,
Skr mn	2020	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2020
Debt securities issued	-43,752	-5,631	8,329	-10,649	6,483	-319	-95	-1,089	-46,723
Derivatives, net	22	-2	-212	—	-1,265	-2,502	—	1,447	-2,512
Net assets and liabilities	-43,730	-5,633	8,117	-10,649	5,218	-2,821	-95	358	-49,235

Financial assets and liabilities at fair value in Level 3, December 31, 2019

						Gains (+)	Gains (+)
						and losses	and losses
					Transfers	(–) through	(–) in Other
	January 1,		Settlements &	Transfers	from	profit	comprehensive	Exchange-rate	December 31,
Skr mn	2019	Purchases	sales	to Level 3	Level 3	or loss[1]	income	differences	2019
Debt securities issued	-47,898	-10,702	21,314	—	1,040	-3,408	-43	-4,055	-43,752
Derivatives, net	-4,587	-5	-299	1	-31	3,181	—	1,762	22
Net assets and liabilities	-52,485	-10,707	21,015	1	1,009	-227	-43	-2,293	-43,730
1

Gains and losses through profit or loss, including the impact of exchange-rates, is reported as net interest income and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of June 30, 2020 amounted to a Skr 27 million gain (year-end 2019: Skr 69 million loss) and are reported as net results of financial transactions.

Uncertainty of valuation of Level 3 instruments

As the estimation of parameters included in the models used to calculate the market value of Level 3 instruments is associated with subjectivity and uncertainty, SEK has conducted an analysis of the difference in fair value of Level 3 instruments using other established parameter values. Option models and discounted cash flows are used to value the Level 3 instruments. For the Level 3 instruments that are significantly affected by different types of correlations, which are not based on observable market data, a revaluation has been made by shifting the correlations. The correlation is expressed as a value between 1 and -1, where 0 indicates no relationship, 1 indicates a  maximum positive relationship and -1 indicates a  maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to -1. In the analysis, the correlations have been adjusted by +/-  0.12,  which represents the level SEK uses within its prudent valuation framework. For Level 3 instruments that are significantly affected by non-observable market data in the form of SEK’s own creditworthiness, a revaluation has been made by shifting the credit curve. The revaluation is made by shifting the credit spreads by +/-  10 basis points, which has been assessed as a reasonable change in SEK’s credit spread. The analysis shows the impact of the non-observable market data on the market value. In addition, the market value will be affected by observable market data.

The result of the analysis corresponds with SEK’s business model where issued securities are linked with a matched hedging derivative. The underlying market data is used to evaluate the issued security as well as to evaluate the fair value in the derivative. This means that a change in fair value of the issued security, excluding SEK’s own credit spread, is offset by an equally large change in fair value in the derivative.

Sensitivity analysis – level 3 assets and liabilities

Assets and liabilities

	June 30, 2020
			Range of estimates
		Unobservable	for unobservable		Sensitivity	Sensitivity
Skr mn	Fair Value[1]	input	input[2]	Valuation method	max	min

Equity	-1,706	Correlation	0.12 - (0.12)	Option Model	-19	19
Interest rate	8	Correlation	0.12 - (0.12)	Option Model	0	0
FX	-634	Correlation	0.12 - (0.12)	Option Model	-69	69
Other	-180	Correlation	0.12 - (0.12)	Option Model	0	0
Sum derivatives, net	-2,512				-88	88

Equity	-15,764	Correlation	0.12 - (0.12)	Option Model	17	-17
		Credit spreads	10BP - (10BP)	Discounted cash flow	19	-19
Interest rate	-14,390	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	78	-78
FX	-16,471	Correlation	0.12 - (0.12)	Option Model	70	-70
		Credit spreads	10BP - (10BP)	Discounted cash flow	78	-78
Other	-98	Correlation	0.12 - (0.12)	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	1	-1
Sum debt securities issued	-46,723				263	-263
Total effect on total comprehensive income[3]					175	-175

Derivatives, net, December 31, 2019	22				-44	46
Debt securities issued, December 31, 2019	-43,752				219	-218
Total effect on total comprehensive income, December 31, 2019[3]					175	-172
1	In the interim report 2020-06-30, SEK has improved its methods to categorize derivatives and issued debt securities.
2

The sensitivity analysis shows the effect that a shift in correlations or SEK’s own credit spread has on Level 3 instruments. The table presents maximum positive and negative change in fair value when correlations or SEK’s own credit spread is shifted by +/– 0.12 and +/- 10 basis points, respectively.

3

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 176 million (year-end 2019: Skr 174 million) under a maximum scenario and Skr -176 million (year-end 2019: Skr -173 million) under a minimum scenario.

Fair value related to credit risk

	Fair value originating from credit risk		The period's change in fair value
	(- liabilities increase/ + liabilities decrease)		originating from credit risk (+ income/ -loss)
Skr mn	June 30, 2020	December 31, 2019	Jan-Jun 2020	Jan-Jun 2019
CVA/DVA, net[1]	-24	-12	-12	17
OCA[2]	-77	-126	49	54
1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2	Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.